Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended				12 Months Ended
	Jul. 31, 2009	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011 Adams Ridge Claims [Member] ha	Jul. 31, 2012 Minimum [Member]	Jul. 31, 2012 Maximum [Member]
Mineral Claims Acquired, Percentage					100.00%
Number of Mineral Claims Acquired					6
Area of Land (in Hectares)					2,479
Property, Plant and Equipment, Useful Life						5 years	39 years
Intangible Assets, Net (Excluding Goodwill) (in Dollars)		$ 0	$ 10,573	$ 10,573
Gain (Loss) on Disposition of Intangible Assets (in Dollars)	$ (2,267)